UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

(Address of principal executive offices)(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Suite 2, Omaha, Nebraska 68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

1/31

Date of reporting period: 7/31/13

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2013

1-866-263-9260

www.unusualfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION FUND

July 31, 2013

Over the past six months, we continued to implement the changes to our models that began in 2012. Most of the changes have been implemented, and we expect the balance to be completed in the next quarter. We believe that the completion of our model modifications has the potential for further risk reduction, while still allowing for upside participation. Keep in mind that we always look for ways to further enhance our risk management strategies.

Despite a June sell-off, U.S. equities, as represented by the S&P 500 Index, were up for the past six months. Other asset classes did not fare as well. Emerging market equities and Gold prices were down sharply. Bonds, as represented by the Barclay’s Aggregate Bond Index, were lower for the period, as a rise in interest rates led to a drop in bond prices in May and June 2013. REITS similarly dropped in value in May and June 2013, giving back most of their gains from earlier in the period. Overall, the past six months were a mixed bag, as some asset classes were up and others were down.

Our models indicated a trend shift and identified increased risk for many of the asset classes that the Fund may invest in, as several of them moved out to cash during the period. Our Real Estate Investment Trust, Oil/Gas Infrastructure, Emerging Markets, US Mid Cap Equity models and all of our bond models (Inflation Protected, High Yield Corporates and High Yield Municipals) received “sell” signals during the period. Our Gold model remained out of the market during the entire period. The only models that were in, as the period came to a close, were our US Large Cap Equity, which was in for the entire period, and our US Small Cap Equity, which was in to a lesser degree.

Taken as a whole, our models currently indicate that current market trends warrant cautious, defensive positioning. We will remain invested mostly in cash equivalents until our models indicate that the potential upside reward appears greater than the potential downside risk. Keep in mind that there is no guarantee of future results.

The total return for the Adaptive Allocation Fund (net of fund expenses) for the 6 month period ending July 31, 2013 was a gain of 1.2% for Class C Shares. Further return information for the Adaptive Allocation Fund (net of fund expenses) and the S&P 500 and Hedge Fund Research, Inc. (HFRI) Macro Systematic Diversified Indices (does not include any fund expenses) for the period ending July 31, 2013, is presented on the following page (periods greater than 1 year are annualized).

Please remember that past performance may not be indicative and is no guarantee of future results. The fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is neither a front end load nor a deferred sales charge for the Adaptive Allocation Fund C Class Shares. The A Class shares are subject to a maximum front end load of 4.75%. Shares held for less than 90 days of both classes are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses such as the costs of investing in underlying funds), as stated in the fee table in the Fund’s prospectus dated May 31, 2013, is 2.97% for C Class and 2.22% for A Class.

For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.

You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

The HFRI Macro Systematic Diversified Index tracks strategies using investment procedures that identify market opportunities containing trending or momentum characteristics across asset classes and other instruments. These strategies normally focus on instruments that are highly liquid with short holding periods. These strategies typically would expect to have no greater than a 35% investment in either dedicated currency or commodity exposures over a given market cycle.

The Barclays Capital U.S. Aggregate Bond Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market. It is an informational measure of broad market returns commonly applied to fixed income instruments. The index includes U.S. Treasuries, government-related issues, corporate bonds, agency mortgage-backed passthroughs (MBS), consumer asset-backed securities (ABS), and commercial mortgage-backed securities (CMBS).

1982-NLD-8/13/2013

Adaptive Allocation Fund
PORTFOLIO REVIEW (Unaudited)
July 31, 2013

The Fund's performance figures* for the period ending July 31, 2013, compared to its benchmark:

Annualized Average Returns:	Six Months	One Year	Three Year	Five Year	Inception** - July 31, 2013	Inception*** - July 31, 2013
Adaptive Allocation Fund - Class C	1.24%	-0.94%	1.44%	2.06%	0.29%	N/A
Adaptive Allocation Fund - Class A	1.62%	-0.20%	2.22%	N/A	N/A	0.83%
Adaptive Allocation Fund - Class A w/ load	-3.19%	-4.91%	0.57%	N/A	N/A	-0.63%
S&P 500 Total Return Index	13.73%	25.00%	17.74%	8.26%	5.90%	14.03%
Hedge Fund Research, Inc. (HFRI) Macro Systematic Diversified Index	-3.21%	-6.28%	1.08%	1.79%	1.15% (a)	0.51% (b)

* The Performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-263-9260.

** Inception date is February 24, 2006.
*** Inception date is March 25, 2010.
(a) Since February 28, 2006.
(b) Since March 31, 2010.

Portfolio Holdings		% of Net Assets
Exchange Traded Funds		24.3%
Short-Term Investments		75.9%
Other, Cash & Cash Equivalents		(0.2)%
		100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2013
Shares		Value
	EXCHANGE TRADED FUNDS - 24.3%
	DEBT FUNDS - 10.2%
65,488	SPDR Barclays 1-3 Month T-Bill ETF *	$ 2,999,350

	EQUITY FUNDS - 14.1%
32,918	Direxion Daily S&P 500 Bull 3x Shares *	1,584,673
12,333	ProShares Ultra Russell2000 *	848,387
10,185	SPDR S&P 500 ETF Trust	1,717,802
		4,150,862

	TOTAL EXCHANGE TRADED FUNDS (Cost - $5,982,569)	7,150,212

	SHORT-TERM INVESTMENTS - 75.9%
	MONEY MARKET FUNDS - 75.9%
6,000,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio -
	Class I, 0.01% **	6,000,000
4,334,484	Goldman Sachs Financial Square Funds - Government Fund -
	Administrative Shares, 0.00% **	4,334,484
6,000,000	Goldman Sachs Financial Square Funds - Prime Obligations Fund -
	Administrative Shares, 0.00% **	6,000,000
6,000,000	Goldman Sachs Financial Square Funds -
	Treasury Instruments Fund, Administrative Shares, 0.00% **	6,000,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $22,334,484)	22,334,484

	TOTAL INVESTMENTS - 100.2% (Cost - $28,317,053) (a)	$ 29,484,696
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %	(59,411)
	NET ASSETS - 100.0%	$ 29,425,285

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $28,317,053 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 1,168,920
	Unrealized depreciation:	(1,277)
	Net unrealized appreciation:	$ 1,167,643

*	Non-income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2013.

ETF -	Exchange Traded Fund

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2013

ASSETS
Investment securities:
At cost	$ 28,317,053
At value	$ 29,484,696
Dividends and interest receivable	908
Prepaid expenses and other assets	11,848
TOTAL ASSETS	29,497,452

LIABILITIES
Investment advisory fees payable	27,034
Distribution (12b-1) fees payable	18,586
Fees payable to other affiliates	8,622
Shareholder servicing fee payable	6,194
Accrued expenses and other liabilities	11,731
TOTAL LIABILITIES	72,167
NET ASSETS	$ 29,425,285

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 30,545,526
Accumulated net investment loss	(205,639)
Accumulated net realized loss from security transactions	(2,082,245)
Net unrealized appreciation of investments	1,167,643
NET ASSETS	$ 29,425,285

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 3,244,314
Shares of beneficial interest outstanding	323,547
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$ 10.03
Maximum offering price per share (maximum sales charge of 4.75%)	$ 10.53

Class C Shares:
Net Assets	$ 26,180,971
Shares of beneficial interest outstanding	2,669,034
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 9.81

(a)	Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended July 31, 2013

INVESTMENT INCOME
Dividends (net of $759 foreign taxes withheld)	$ 239,641
Interest	344
TOTAL INVESTMENT INCOME	239,985

EXPENSES
Investment advisory fees	151,846
Distribution (12b-1) fees - Class C	100,876
Distribution (12b-1) fees - Class A	4,336
Shareholder servicing fees - Class C	33,626
Transfer agent fees	19,138
Administrative services fees	17,936
Accounting services fees	14,006
Professional fees	13,795
Registration fees	8,306
Compliance officer fees	6,238
Printing and postage expenses	5,820
Trustees' fees and expenses	3,477
Custodian fees	3,011
Insurance expense	1,114
Other expenses	1,298
TOTAL EXPENSES	384,823
NET INVESTMENT LOSS	(144,838)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from security transactions	513,542
Net change in unrealized appreciation/(depreciation) of investments	34,043
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	547,585

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 402,747

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	July 31, 2013	January 31, 2013
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (144,838)	$ (196,848)
Net realized gain (loss) from security transactions	513,542	(2,544,551)
Net change in unrealized appreciation/(depreciation) of investments	34,043	(80,686)
Net increase (decrease) in net assets resulting from operations	402,747	(2,822,085)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(20,054)
From net realized gains	-	(47,491)
Net decrease in net assets from distributions to shareholders	-	(67,545)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,944	879,817
Class C	275,230	2,651,933
Reinvestment of distributions to shareholders:
Class A	-	18,789
Class C	-	45,193
Payments for shares redeemed:
Class A	(602,829)	(6,136,295)
Class C	(1,175,976)	(2,050,488)
Redemption fee proceeds:
Class A	25	715
Class C	172	2,662
Net decrease in net assets from shares of beneficial interest	(1,474,434)	(4,587,674)

TOTAL DECREASE IN NET ASSETS	(1,071,687)	(7,477,304)

NET ASSETS
Beginning of Period	30,496,972	37,974,276
End of Period*	$ 29,425,285	$ 30,496,972
* Includes accumulated net investment loss of:	$ (205,639)	$ (60,801)

SHARE ACTIVITY
Shares Sold:
Class A	2,875	86,000
Class C	28,442	252,725
Shares Reinvested
Class A	-	1,951
Class C	-	4,772
Shares Redeemed:
Class A	(60,296)	(608,476)
Class C	(119,359)	(208,966)
Net decrease in shares of beneficial interest outstanding	(148,338)	(471,994)

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	Six Months Ended		Year Ended	Year Ended	Period Ended
	July 31,		January 31,	January 31,	January 31,
	2013		2013	2012	2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.87		$ 10.62	$ 11.23	$ 10.15

Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.01	0.09	(0.02)
Net realized and unrealized
gain (loss) on investments	0.17		(0.72)	(0.33)	1.10
Total from investment operations	0.16		(0.71)	(0.24)	1.08

Paid-in-Capital from
redemption fees (2,3)	0.00		0.00	0.00	0.00

Less distributions from:
Net investment income	-		(0.03)	-	-
Net realized gains	-		(0.01)	(0.37)	-
Total distributions	-		(0.04)	(0.37)	-

Net asset value, end of period	$ 10.03		$ 9.87	$ 10.62	$ 11.23

Total return (4)	1.62%	(7)	(6.60)%	(2.09)%	10.64%	(7)

Net assets, end of period (000s)	$ 3,244		$ 3,759	$ 9,575	$ 4,064

Ratio of expenses to average
net assets (5)	1.87%	(8)	1.81%	1.81%	1.91%	(8)
Ratio of net investment income (loss)
to average net assets (5,6)	(0.27)%	(8)	0.08%	0.80%	(0.27)%	(8)

Portfolio Turnover Rate	28%	(7)	377%	215%	237%	(7)

(1)	The Adaptive Allocation Fund's Class A shares commenced operations on March 25, 2010.
(2)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $.01 per share.
(4)	Total return shown excludes the effect of applicable sales load and redemption fees.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(7) Not annualized.
(8) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	July 31,		January 31,		January 31,		January 31,		January 31,	January 31,
	2013		2013		2012		2011		2010	2009
	(Unaudited)
Net asset value, beginning of period	$ 9.69		$ 10.47		$ 11.16		$ 9.13		$ 7.38	$ 9.00

Activity from investment operations:
Net investment loss (1)	(0.05)		(0.07)		(0.02)		(0.12)		(0.05)	(0.12)
Net realized and unrealized
gain (loss) on investments	0.17		(0.70)		(0.30)		2.15		1.80	(1.50)
Total from investment operations	0.12		(0.77)		(0.32)		2.03		1.75	(1.62)

Paid-in-Capital from:
redemption fees (1)	0.00	(5)	0.00	(5)	0.00	(5)	0.00	(5)	-	-

Less distributions from:
Net investment income	-		(0.00)	(5)	-		-		-	-
Net realized gains	-		(0.01)		(0.37)		-		-	-
Total distributions	-		(0.01)		(0.37)		-		-	-

Net asset value, end of period	$ 9.81		$ 9.69		$ 10.47		$ 11.16		$ 9.13	$ 7.38

Total return (2)	1.24%	(6)	(7.29)%		(2.82)%		22.23%		23.71%	(18.00%)

Net assets, end of period (000s)	$ 26,181		$ 26,738		$ 28,399		$ 25,117		$ 20,021	$ 15,776

Ratio of expenses to average
net assets (3)	2.62%	(7)	2.56%		2.56%		2.66%		2.76%	2.79%
Ratio of net investment loss
to average net assets (3,4)	(1.04)%	(7)	(0.70)%		(0.16)%		(1.15)%		(0.59)%	(1.30)%

Portfolio Turnover Rate	28%	(6)	377%		215%		237%		164%	728%

(1)	Per share amounts calculated using average shares method, which appropriately presents the per share data for the period.
(2)	Total return shown excludes the effect of applicable redemption fees.
(3)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(5)	Amount represents less than $.01 per share.
(6) Not annualized.
(7) Annualized.

See accompanying notes to financial statements.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2013

1.

 ORGANIZATION

The Adaptive Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.  The Fund currently offers two classes of shares; Class A and Class C shares.  Class C shares commenced operations on February 24, 2006 and are offered at net asset value.  Class A shares commenced operations on March 25, 2010 and are offered at net asset value plus a maximum sales charge of 4.75%.  There are no sales charges on reinvested distributions.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

judgment include, but are not limited to, the f ollowing: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Boards of Trustees of the Underlying Funds.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2013 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 7,150,212	$ -	$ -	$ 7,150,212
Short-Term Investments	22,334,484	-	-	22,334,484
Total Investments	$ 29,484,696	$ -	$ -	$ 29,484,696

The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 or Level 2 during the period.  It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolio of Investments for security classifications.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2010 through 2012 and during the year ended January 31, 2013 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the six months ended July 31, 2013, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to $5,381,855 and $26,704,299, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain Trustees and officers of the Fund are also officers of GFS.

Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2014, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent deferred loads taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses, or extraordinary expenses, such as litigation) do not exceed 2.24% and 2.99% per annum of the Fund’s average daily net assets for Class A shares and Class C shares respectively.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively.  If Fund Operating Expenses subsequently exceed 2.24% and 2.99% per annum of the Fund's average daily net assets for Class A shares and Class C shares respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.  As of July 31, 2013 no fees were required to be reimbursed under this agreement.

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for each of the Class A and Class C shares ("12b-1 Plans" or "Plans").  The Plans provide that a monthly service  and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to Class A shares and 1.00% of its average daily net assets attributable to Class C shares.  Pursuant to the Plans, the Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.  During the six months ended July 31, 2013, Class A and Class C were charged $4,336 and $100,876, respectively, pursuant to the Plans.  A portion of the fee payable pursuant to the Plans, equal to 0.25% of average daily net assets, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services. The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares and is an affiliate of GFS.  For the six months ended July 31, 2013, the Distributor received $212 in underwriting commissions, of which $11 was retained by the principal underwriter or other affiliated broker-dealers.

Effective April 1, 2013, each Trustee who is not affiliated with the Trust or an investment advisor to any series of the Trust will receive a quarterly fee of $27,625 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

expenses incurred.  Prior to April 1, 2013 each Trustee who is not affiliated with the Trust or an advisor received a quarterly fee of $21,500.  Effective July 1, 2013, in addition to the quarterly fees and reimbursements, the Chairman of the Board receives a $30,000 annual fee, and the Audit Committee Chairman receives a $15,000 annual fee, allocated between the Northern Lights Fund Trust and Northern Lights Variable Trust, each to be paid quarterly.

Additionally, in the event a meeting of the Board of Trustees other than its regularly scheduled meetings (a “Special Meeting”) is required, each Independent Trustee will receive a fee of $2,500 per Special Meeting, as well as reimbursement for any reasonable expenses incurred, to be paid by the relevant series of the Trust or its investment advisor depending on the circumstances necessitating the Special Meeting.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the six months ended July 31, 2013 were $883.  The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the six months ended July 31, 2013, the Fund assessed $25 for Class A shares and $172 for Class C shares in redemption fees.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

6.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	January 31, 2013	January 31, 2012
Ordinary Income	$ 63,807	$ 486,817
Long-Term Capital Gain	-	789,292
Return of Capital	3,738	-
	$ 67,545	$ 1,276,109

The difference between the book basis and tax basis character of distributions as of January 31, 2013 and January 31, 2012, is primarily attributable to the tax treatment of short-term capital gains.

As of January 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October	Other	Unrealized	Total
Ordinary	Long-Term	Carry	and Late	Book/Tax	Appreciation/	Accumulated
Income	Gains	Forwards	Year Losses	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (961,848)	$ (1,689,242)	$ (5,498)	$ 1,133,600	$ (1,522,988)

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $5,498.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such capital losses of $1,633,939.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $55,303.

At January 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 961,848	$ -	$ 961,848	Non-Expiring

Permanent book and tax differences, primarily attributable to net operating losses, distributions in excess of taxable income and adjustments for partnerships, resulted in reclassification for the year ended January 31, 2013 as follows: a decrease in paid-in capital of $144,422; a decrease in accumulated net investment loss of $145,665; and an increase in accumulated net realized loss from security transactions of $1,243.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

July 31, 2013

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

8.  SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  The Fund is a series of Northern Lights Fund Trust (the “Trust”).  At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark H. Taylor, John V. Palancia, Andrew Rogers, Mark D. Gersten, and Mark Garbin to the Board of Trustees of the Trust.

 Shares Voted

Shares Voted Against

    In Favor

                or Abstentions

Mark H. Taylor

  608,885,975

       8,197,175

John V. Palancia

  609,370,118

       7,713,033

Andrew Rogers

  609,691,730

       7,391,421

Mark D. Gersten

  609,750,246

       7,332,904

Mark Garbin

  609,702,446

       7,380,704

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

Adaptive Allocation Fund

EXPENSE EXAMPLES (Unaudited)

July 31, 2013

As a shareholder of the Adaptive Allocation Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2013 through July 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales loads or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period 2/1/13 – 7/31/13*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$ 1,016.20	$ 9.35	1.87%
Class C	$1,000.00	$ 1,012.40	$13.07	2.62%

Hypothetical (5% return before expenses)	Beginning Account Value 2/1/13	Ending Account Value 7/31/13	Expenses Paid During Period 2/1/13– 7/31/13*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$1,015.51	$ 9.35	1.87%
Class C	$1,000.00	$1,011.80	$13.07	2.62%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Page 2

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors, LLC

3840 Quakerbridge Road, Suite 130

Hamilton, NJ 08619

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/2/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/2/13